Equity and Earnings per Common Share, Non-Controlling Interests in Operating Partnership (Details) - LTIP-OP Units [Member] - Operating Partnership [Member]	Jun. 30, 2020 shares
Noncontrolling Interest in Operating Partnership [Abstract]
Number of LTIP units owned by non-controlling interest holders in Operating Partnership (in shares)	309,697
Percentage of operating partnership	1.90%